BUSINESS COMBINATION (Schedule of acquired intangible assets have weighted average economic lives) (Details) - Multi Group [Member]	12 Months Ended
Dec. 31, 2018
License [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average lives	10 years
Brand name [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average lives	10 years
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average lives	5 years